Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of provision for income taxes

	2019	2018
	(In Thousands)
Current
Federal	$106	$163
State	3	4
Deferred	(210)	(135)
	$(101)	$32

Schedule of differences between income tax expense to statutory federal tax at a rate

	2019		2018
		% of Pre-tax		% of Pre-tax
	Amount	Income	Amount	Income
Federal Tax at a Statutory rate	$(129)	21%	$35	21%
State taxes, net of Federal provision	422	(69)	14	9
Change in valuation allowance	(419)	68	(11)	(7)
Nontaxable interest and dividend income	(18)	3	(19)	(11)
Other items	43	(7)	13	7
Income tax provision	$(101)	16%	$32	19%

Schedule of deferred income tax assets and liabilities resulting from temporary differences

	2019	2018
	(In Thousands)
Deferred tax assets:
Deferred loan origination fees	$75	$94
Allowance for loan losses - Federal	485	408
State tax credits	180	825
Supplemental Executive Retirement Plan	221	216
Unrealized loss on securities available for sale	3	49
Net operating loss	639	477
Stock compensation	42	32
Depreciation	128	—
Other	84	43

	1,857	2,144
Valuation allowance	(994)	(1,413)
Total deferred tax assets, net of valuation allowance	863	731

Deferred tax liabilities:
Depreciation	—	(9)
Mortgage servicing rights	(190)	(213)

Total deferred tax liabilities	(190)	(222)

Net deferred tax asset	$673	$509